Preferred shares (Details Narrative) ¥ in Millions				1 Months Ended										6 Months Ended	8 Months Ended	12 Months Ended
	Feb. 23, 2023 shares	May 23, 2019 CNY (¥) shares	Nov. 22, 2018 shares	Jan. 31, 2022 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Apr. 30, 2021 USD ($) shares	Oct. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Aug. 31, 2017 CNY (¥) shares	Jul. 31, 2016 CNY (¥) shares	Jul. 31, 2015 CNY (¥) shares	Jun. 30, 2024	Sep. 14, 2023 CNY (¥)	Dec. 31, 2024	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Class of Stock [Line Items]
Implied valuation | $				$ 800,000,000
Percentage of ordinary shares				10.00%
Offering price percentage														75.00%
Compound interest rate of capital contribution																10.00%
Accretion of preferred shares | ¥															¥ 762.2		¥ 188.3	¥ 101.5
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued								1,955,000		1,877,135
Consideration | $				$ 19,700,000				$ 15,000,000.0		$ 17,400,000
Excess stock shares Issued								782,000		150,171
Shares authorized to be repurchased				276,007.50
Series D1 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued						399,496	399,496
Consideration | ¥							¥ 20.0
Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Excess stock shares Issued						260,667	260,667
Shenzhen Ruiyuan Investment Enterprise LLP [Member] | Series PreA Financing [Member]
Class of Stock [Line Items]
Shares issued													146,903
Consideration | ¥													¥ 30.0
Shenzhen Ruiyuan Investment Enterprise, LLP [Member]
Class of Stock [Line Items]
Number of shares issued in transaction													108,891
Ruiyuan Technology Holdings Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	559,868					4,429,111	4,429,111
Ruiyuan Technology Holdings Limited [Member] | Series PreA Financing [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued										5,444,575
Cicw Holdings Limited [Member] | Common Stock [Member]
Class of Stock [Line Items]
Consideration | ¥									¥ 6.0
Number of shares issued in transaction									1,015,462
Beijing Zhongyun Ronghui Investment Center, LLP [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	606,524
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series A Financing [Member]
Class of Stock [Line Items]
Shares issued												91,814
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares			4,590,703
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued		4,590,703
Consideration | ¥		¥ 0.4
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued											6,886
Consideration | ¥											¥ 7.5
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares			344,303
Beijing Zhongyun Ronghui Investment Center, LLP [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued		344,303
Consideration | ¥		¥ 0.1
Hangzhou Shunying Equity Investment Enterprise LLP [Member] | Series A Financing [Member]
Class of Stock [Line Items]
Shares issued												91,814
Consideration | ¥												¥ 25.0
Beijing Zhongyun Ronghui Investment Center LLP [Member] | Series A Financing [Member]
Class of Stock [Line Items]
Consideration | ¥												¥ 25.0
Hangzhou Shunying Equity Investment Enterprise, LLP [Member] | Series A Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares			4,590,703
Hangzhou Shunying Equity Investment Enterprise, LLP [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued											6,886
Consideration | ¥											¥ 7.5
Hangzhou Shunying Equity Investment Enterprise, LLP [Member] | Series B Convertible Redeemable Preferred Shares [Member]
Class of Stock [Line Items]
Convertible redeemable preferred shares			344,303
Ningbo Shiwei Enterprise Management Partnership (L.P.) [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued		4,590,703
Consideration | ¥		¥ 0.4
Huzhou Zhongze Jiameng Equity Investment Enterprise LLP [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued											55,088
Consideration | ¥											¥ 60.0
Zhuhai Hengqin Huarong Zhifu Investment Management Co Ltd [Member] | Series B Financing [Member]
Class of Stock [Line Items]
Shares issued											91,814
Consideration | ¥											¥ 100.0
Eagle Rover Ltd [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued										2,754,422
LianJia Enterprise Limited [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued										4,590,704
Ningbo Shiwei Enterprise Management Partnership (L.P.) [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	606,524
Ningbo Shiwei Enterprise Management Partnership (L.P.) [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued		344,303
Consideration | ¥		¥ 0.1
Yonghe CT Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	1,522,101
Yonghe CT Limited [Member] | Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued						651,667	651,667
Consideration | $						$ 5,000,000.0
Yonghe SI Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	110,352
Yonghe SI Limited [Member] | Series D2 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued						113,390	113,390
Consideration | $						$ 900,000
Image Digital Investment (HK) Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	8,117,877
Image Digital Investment (HK) Limited [Member] | Series D3 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued					8,341,333
Consideration | $					$ 64,000,000.0
TPP Fund II Holding F Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	2,029,469
TPP Fund II Holding F Limited [Member] | Series D3 Preferred Shares [Member]
Class of Stock [Line Items]
Shares issued					2,085,333
Consideration | $					$ 16,000,000.0
Huzhou Zhongze BVI [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	1,119,736
Zhuhai Hengqin BVI [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	1,866,227
Yonghe CarTech Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	1,014,735
United Gemini Holdings Limited [Member]
Class of Stock [Line Items]
Number of shares issued in transaction	388,793